Accounts receivable - Summary of Accounts Receivable (Details) - EUR (€) € in Millions	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of accounts receivable [line items]
Accounts receivable		€ 7,937	€ 7,260	€ 7,216	[1]
Trade receivables
Disclosure of accounts receivable [line items]
Increase to the total impairment allowance	€ 17
Gross value
Disclosure of accounts receivable [line items]
Accounts receivable		8,090	7,430	7,405
Allowances
Disclosure of accounts receivable [line items]
Accounts receivable		€ (153)	€ (170)	€ (189)

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).